Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and cash equivalents
6.	Cash and cash equivalents

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Cash at bank	512,453	432,892
Deposits held at licensed payment platforms	898	3,350

Total	513,351	436,242

As at December 31, 2023, cash and cash equivalents situated in Chinese Mainland amounted to RMB400.1 million (2022: RMB503.9 million). Remittance of funds out of Chinese Mainland is subject to relevant rules and regulations of foreign exchange control.
As at December 31, 2023, RMB16.9 million of cash at bank was held in accounts where the usage is restricted to certain business purposes (2022:RMB nil).